Revenue - Schedule of Disaggregation of Revenues (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₨ 790,934	₨ 619,430	₨ 610,232
Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	454,555	379,287	369,330
Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	330,206	232,480	229,220
IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	777,466	602,855	590,600
IT services [member] | Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	448,766	372,121	362,926
IT services [member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	328,700	230,734	227,674
IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	232,021	164,498	156,598
IT services [member] | Europe [member] | Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	139,031	108,591	104,165
IT services [member] | Europe [member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	92,990	55,907	52,433
IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	216,843	177,387	175,318
IT services [member] | Americas1 [Member] | Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	121,656	98,868	96,876
IT services [member] | Americas1 [Member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	95,187	78,519	78,442
IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	238,123	178,920	180,404
IT services [member] | Americas2 [Member] | Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	131,975	110,143	108,665
IT services [member] | Americas2 [Member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	106,148	68,777	71,739
IT services [member] | Asia Pacific Middle East Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	90,479	82,050	78,280
IT services [member] | Asia Pacific Middle East Africa [Member] | Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	56,104	54,519	53,220
IT services [member] | Asia Pacific Middle East Africa [Member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	34,375	27,531	25,060
IT Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,173	7,663	11,682
India State Run Enterprise (ISRE) [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,295	8,912	7,950
India State Run Enterprise (ISRE) [member] | Fixed-price and volume based contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,789	7,166	6,404
India State Run Enterprise (ISRE) [member] | Time-and-materials contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,506	1,746	1,546
Rendering of Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	784,761	611,767	598,550
Rendering of Services [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	777,466	602,855	590,600
Rendering of Services [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	232,021	164,498	156,598
Rendering of Services [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	216,843	177,387	175,318
Rendering of Services [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	238,123	178,920	180,404
Rendering of Services [member] | IT services [member] | Asia Pacific Middle East Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	90,479	82,050	78,280
Rendering of Services [member] | India State Run Enterprise (ISRE) [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,295	8,912	7,950
Sales of Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,173	7,663	11,682
Sales of Products [member] | IT Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,173	7,663	11,682
Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,173	7,663	11,682
Products [member] | IT Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,173	7,663	11,682
Banking Financial Services and Insurance [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	269,772	185,152	183,373
Banking Financial Services and Insurance [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	93,039	56,275	53,869
Banking Financial Services and Insurance [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,609	2,609	2,151
Banking Financial Services and Insurance [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	144,076	103,040	106,694
Banking Financial Services and Insurance [member] | IT services [member] | Asia Pacific Middle East Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	30,048	23,228	20,659
Health [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	91,051	81,594	77,797
Health [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	13,975	12,390	10,090
Health [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	73,542	64,397	63,435
Health [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	127	18	105
Health [member] | IT services [member] | Asia Pacific Middle East Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,407	4,789	4,167
Consumer [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	136,441	98,839	96,512
Consumer [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	31,718	17,731	16,030
Consumer [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	89,824	68,258	67,980
Consumer [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,589	2,306	2,054
Consumer [member] | IT services [member] | Asia Pacific Middle East Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	12,310	10,544	10,448
Energy, Natural Resources and Utilities [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	94,584	78,819	75,957
Energy, Natural Resources and Utilities [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	38,421	31,271	29,854
Energy, Natural Resources and Utilities [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	712	426	418
Energy, Natural Resources and Utilities [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	36,413	27,405	26,024
Energy, Natural Resources and Utilities [member] | IT services [member] | Asia Pacific Middle East Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	19,038	19,717	19,661
Technology [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	93,759	78,350	75,445
Technology [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	18,696	16,245	18,678
Technology [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	40,570	35,180	32,924
Technology [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	27,049	21,689	20,931
Technology [member] | IT services [member] | Asia Pacific Middle East Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,444	5,236	2,912
Manufacturing [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	53,278	48,978	47,860
Manufacturing [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	23,220	22,339	20,324
Manufacturing [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	199	265	349
Manufacturing [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	26,662	23,350	23,548
Manufacturing [member] | IT services [member] | Asia Pacific Middle East Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,197	3,024	3,639
Communications [member] | IT services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	38,581	31,123	33,656
Communications [member] | IT services [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	12,952	8,247	7,753
Communications [member] | IT services [member] | Americas1 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	9,387	6,252	8,061
Communications [member] | IT services [member] | Americas2 [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,207	1,112	1,048
Communications [member] | IT services [member] | Asia Pacific Middle East Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₨ 15,035	₨ 15,512	₨ 16,794